Maintenance rights and lease premium, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Lease premium, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 28	$ 41	$ 60	$ 83